Note 15 - Retirement and Pension Plans (Details) - Percentage of Major Category of Plan Assets (Under Review)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash [Member]
Note 15 - Retirement and Pension Plans (Details) - Percentage of Major Category of Plan Assets (Under Review) [Line Items]
Percentage of major category of plan assets	19.00%	23.00%
Debt Securities [Member]
Note 15 - Retirement and Pension Plans (Details) - Percentage of Major Category of Plan Assets (Under Review) [Line Items]
Percentage of major category of plan assets	31.00%	32.00%
Equity Securities [Member]
Note 15 - Retirement and Pension Plans (Details) - Percentage of Major Category of Plan Assets (Under Review) [Line Items]
Percentage of major category of plan assets	50.00%	45.00%